UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05346

Putnam Variable Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street,

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam VT Government Money Market Fund
Class IA
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Putnam VT Government Money Market Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IA1	$45	0.44%
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
As of December 31, 2025, the seven-day current yield for Class IA shares of the Putnam VT Government Money Market Fund was 3.38% and the seven-day effective yield was 3.43%. The seven-day current yield represents net interest income generated by the Fund’s investments for the past seven days and assumes income is generated each week over a 365-day period. The seven-day effective yield assumes reinvestment of the coupon (interest payments) and will typically be slightly higher than the current yield because of the compounding effect on investment returns.
The Fund has maintained its positions in repurchase agreements collateralized by U.S. Treasuries and agency mortgage-backed securities. These have been the largest allocations in the Fund, as they satisfy liquidity requirements and provide commensurate yields to alternative investment options. Short-term Treasury and government agency securities with both fixed and floating coupons comprise the rest of the portfolio. In anticipation of the U.S. Federal Reserve (Fed) rate cuts, the Fund looked to lock in fixed rate paper and increase its weighted average maturity at opportunistic times throughout the year. The Fund’s yield fell during the period; a function of the current market environment as the Fed initiated a series of rate cuts in the second half of the year.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Putnam VT Government Money Market Fund	PAGE 1	38922-ATSIA-0226

KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$79,317,247
Total Number of Portfolio Holdings	44
Total Management Fee Paid	$219,272
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition  (% of Total Investments)

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT Government Money Market Fund	PAGE 2	38922-ATSIA-0226

Putnam VT Government Money Market Fund
Class IB
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Putnam VT Government Money Market Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IB1	$70	0.69%
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
As of December 31, 2025, the seven-day current yield for Class IB shares of the Putnam VT Government Money Market Fund was 3.13% and the seven-day effective yield was 3.17%. The seven-day current yield represents net interest income generated by the Fund’s investments for the past seven days and assumes income is generated each week over a 365-day period. The seven-day effective yield assumes reinvestment of the coupon (interest payments) and will typically be slightly higher than the current yield because of the compounding effect on investment returns.
The Fund has maintained its positions in repurchase agreements collateralized by U.S. Treasuries and agency mortgage-backed securities. These have been the largest allocations in the Fund, as they satisfy liquidity requirements and provide commensurate yields to alternative investment options. Short-term Treasury and government agency securities with both fixed and floating coupons comprise the rest of the portfolio. In anticipation of the U.S. Federal Reserve (Fed) rate cuts, the Fund looked to lock in fixed rate paper and increase its weighted average maturity at opportunistic times throughout the year. The Fund’s yield fell during the period; a function of the current market environment as the Fed initiated a series of rate cuts in the second half of the year.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Putnam VT Government Money Market Fund	PAGE 1	38922-ATSIB-0226

KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$79,317,247
Total Number of Portfolio Holdings	44
Total Management Fee Paid	$219,272
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition  (% of Total Investments)

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT Government Money Market Fund	PAGE 2	38922-ATSIB-0226

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Gregory G. McGreevey and Manoj P. Singh possess the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and has designated Gregory G. McGreevey and Manoj P. Singh as the Audit Committee’s financial experts. Gregory G. McGreevey and Manoj P. Singh are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending December 31, 2024 and December 31, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $1,105,519 in December 31, 2024 and $1,138,734 in December 31, 2025.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in December 31, 2024 and $0 in December 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $140,446 in December 31, 2024 and $195,135 in December 31, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in December 31, 2024 and $0 in December 31, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by the fund’s investment manager and certain of its affiliates of the fund’s independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by the fund’s investment manager or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $864,236 in December 31, 2024 and $1,655,229 in December 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.
(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam
VT Government
Money Market
Fund
Financial Statements and Other Important Information
Annual | December 31, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedule of Investments 2
Financial Statements 6
Notes to Financial Statements 10
Report of Independent Registered Public Accounting Firm 17
Tax Information 18
Changes In and Disagreements with Accountants 19
Results of Meeting(s) of Shareholders 19
Remuneration Paid to Directors, Officers and Others 19
Board Approval of Management and Subadvisory Agreements 19

Putnam Variable Trust
Financial Highlights
Putnam VT Government Money Market Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2025 2024 2023 2022 2021
Class IA
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $1.00 $1.00 $1.00 $1.00 $1.00
Income from investment operations:
Net investment income
a
......................... 0.039 0.048 0.046 0.013 —
b
Net realized gains (losses) ....................... —
b
— — —
b
—
b
Total from investment operations .................... 0.039 0.048 0.046 0.013 —
b
Less distributions from:
Net investment income .......................... (0.039) (0.048) (0.046) (0.013) (—)
b
Net asset value, end of year ....................... $1.00 $1.00 $1.00 $1.00 $1.00
Total return
c
................................... 3.95% 4.93% 4.70% 1.29% 0.01%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.44% 0.44% 0.47% 0.48% 0.44%
Expenses net of waiver and payments by affiliates
d
...... 0.44% 0.44% 0.47% 0.35%
e
0.07%
e
Net investment income ........................... 3.87% 4.81% 4.60% 1.28% 0.01%
Supplemental data
Net assets, end of year (000’s) ..................... $40,960 $42,956 $41,775 $41,354 $40,968
a
Based on average daily shares outstanding.
b
Amount rounds to less than $0.01 per share.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Putnam Variable Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Reflects a voluntary waiver of certain fund expenses in effect during the period relating to the enhancements of certain annualized net yields of the fund. See Note 3(f).

Putnam Variable Trust
Financial Highlights
Putnam VT Government Money Market Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2025 2024 2023 2022 2021
Class IB
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $1.00 $1.00 $1.00 $1.00 $1.00
Income from investment operations:
Net investment income
a
......................... 0.036 0.046 0.043 0.011 —
b
Net realized gains (losses) ....................... —
b
— — —
b
—
b
Total from investment operations .................... 0.036 0.046 0.043 0.011 —
b
Less distributions from:
Net investment income .......................... (0.036) (0.046) (0.044) (0.011) (—)
b
Net asset value, end of year ....................... $1.00 $1.00 $1.00 $1.00 $1.00
Total return
c
................................... 3.69% 4.67% 4.44% 1.12% 0.01%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.69% 0.69% 0.72% 0.72% 0.69%
Expenses net of waiver and payments by affiliates
d
...... 0.69% 0.69% 0.72% 0.51%
e
0.07%
e
Net investment income ........................... 3.62% 4.56% 4.35% 1.08% 0.01%
Supplemental data
Net assets, end of year (000’s) ..................... $38,358 $42,850 $37,539 $31,492 $34,424
a
Based on average daily shares outstanding.
b
Amount rounds to less than $0.01 per share.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Putnam Variable Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Reflects a voluntary waiver of certain fund expenses in effect during the period relating to the enhancements of certain annualized net yields of the fund. See Note 3(f).

Putnam Variable Trust
Schedule of Investments, December 31, 2025
Putnam VT Government Money Market Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
U.S. Government and Agency Securities 42.9%
FFCB ,
a
3.748%, 1/22/26 ................................................... $ 800,000 $ 798,255
b
FRN, 3.8%, (SOFR + 0.09%), 2/12/26 .................................. 950,000 950,053
b
FRN, 3.8%, (SOFR + 0.09%), 5/14/26 .................................. 950,000 950,072
b
FRN, 3.75%, (SOFR + 0.04%), 6/12/26 ................................. 950,000 950,000
b
FRN, 3.8%, (SOFR + 0.09%), 8/17/26 .................................. 1,100,000 1,100,000
b
FRN, 3.795%, (U.S. Federal Funds + 0.155%), 9/16/26 ..................... 265,000 265,116
b
FRN, 3.77%, (SOFR + 0.06%), 10/05/26 ................................ 1,050,000 1,050,000
b
FRN, 3.78%, (SOFR + 0.07%), 10/13/26 ................................ 935,000 935,000
b
FRN, 3.78%, (SOFR + 0.07%), 10/21/26 ................................ 1,000,000 1,000,000
b
FRN, 3.82%, (SOFR + 0.11%), 4/22/27 ................................. 675,000 675,000
b
FRN, 3.805%, (SOFR + 0.095%), 4/29/27 ............................... 635,000 635,000
9,308,496
FHLB ,
a
3.776%, 1/02/26 ................................................... 800,000 799,916
a
3.85%, 1/14/26 ................................................... 825,000 823,854
a
3.799%, 1/23/26 ................................................... 1,200,000 1,197,221
a
3.77%, 1/28/26 ................................................... 800,000 797,744
a
3.751%, 1/30/26 ................................................... 400,000 398,795
a
3.616%, 2/13/26 ................................................... 800,000 796,560
a
3.802%, 3/13/26 ................................................... 815,000 808,932
a
3.608%, 3/20/26 ................................................... 1,200,000 1,190,692
a
3.706%, 4/08/26 ................................................... 1,165,000 1,153,480
a
3.575%, 4/24/26 ................................................... 1,200,000 1,186,685
4%, 9/18/26 ...................................................... 940,000 939,479
b
FRN, 3.74%, (SOFR + 0.03%), 2/19/26 ................................. 900,000 899,966
b
FRN, 3.785%, (SOFR + 0.075%), 11/27/26 ............................... 935,000 935,000
b
FRN, 3.77%, (SOFR + 0.06%), 1/29/27 ................................. 800,000 800,000
b
FRN, 3.81%, (SOFR + 0.1%), 3/16/27 .................................. 900,000 900,000
13,628,324
FHLMC ,
a
3.8%, 1/13/26 .................................................... 800,000 798,988
b
FRN, 3.85%, (SOFR + 0.14%), 10/16/26 ................................ 950,000 950,257
b
FRN, 3.79%, (SOFR + 0.08%), 1/08/27 ................................. 900,000 900,017
b
FRN, 3.805%, (SOFR + 0.095%), 5/05/27 ............................... 500,000 500,000
3,149,262
FNMA ,
a
3.863%, 1/07/26 ................................................... 400,000 399,743
a
3.808%, 1/20/26 ................................................... 800,000 798,395
b
FRN, 3.83%, (SOFR + 0.12%), 7/29/26 ................................. 450,000 450,102
b
FRN, 3.85%, (SOFR + 0.14%), 12/11/26 ................................. 900,000 900,459
2,548,699
a
U.S. Treasury Bills ,
3.625%, 1/29/26 ................................................... 1,200,000 1,196,626
3.797%, 2/03/26 ................................................... 695,000 692,589
3.739%, 2/10/26 ................................................... 1,800,000 1,792,551
3.975%, 3/19/26 ................................................... 950,000 941,984
3.981%, 5/14/26 ................................................... 810,000 798,239
5,421,989
Total U.S. Government and Agency Securities (Cost $34,056,770) .................
34,056,770

Putnam Variable Trust
Schedule of Investments
Putnam VT Government Money Market Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
Repurchase Agreements 57.1%
c
Joint tri-party repurchase agreement with BNP Paribas Securities Corp., 3.82%,
1/02/26 (Maturity Value $6,191,251)
Collateralized by Agency Mortgage-Backed Securities, 1.916% - 7%, 1/1/29 - 11/1/55
and U.S. Treasury Notes, 4.25%, 11/15/34 (valued at $6,315,076) ............. $ 6,189,937 $ 6,189,937
c
Joint tri-party repurchase agreement with BofA Securities, Inc., 3.85%, 1/02/26
(Maturity Value $928,525)
Collateralized by Agency Mortgage-Backed Securities, 3% - 6%, 2/1/29 - 12/20/55
(valued at $946,893) ............................................... 928,327 928,327
c
Joint tri-party repurchase agreement with HSBC Securities (USA), Inc., 3.84%, 1/02/26
(Maturity Value $20,337,117)
Collateralized by Agency Mortgage-Backed Securities, 1.72% - 7%, 11/1/31 - 5/1/58
(valued at $20,743,859) ............................................. 20,332,779 20,332,779
c
Joint tri-party repurchase agreement with Royal Bank of Canada, 3.77%, 1/02/26
(Maturity Value $2,746,517)
Collateralized by U.S. Treasury Notes, 3.75%, 04/30/27 (valued at $2,801,449) ... 2,745,942 2,745,942
d
Tri-party repurchase agreement with Goldman Sachs & Co. LLC, 3.82%, 1/02/26
(Maturity Value $15,101,204)
Collateralized by Agency Mortgage-Backed Securities, 2.5% - 7.5%, 11/1/26 -
11/20/55 (valued at $15,399,960) ...................................... 15,098,000 15,098,000
Total Repurchase Agreements (Cost $45,294,985) ...............................
45,294,985
Total Short Term Investments (Cost $79,351,755) ................................
79,351,755
a
Total Investments (Cost $79,351,755) 100.0% ...................................
$79,351,755
Other Assets, less Liabilities (0.0)%
†
...........................................
(34,508)
Net Assets 100.0% ...........................................................
$79,317,247
See Abbreviations on page 16 .
†
Rounds to less than 0.1% of net assets.
a
The rate shown represents the yield at period end.
b
The coupon rate shown represents the rate at period end.
c
See Note 1(b) regarding joint repurchase agreement.
d
See Note 1(b) regarding repurchase agreement.

Putnam Variable Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam VT
Government
Money Market
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $34,056,770
Cost - Unaffiliated repurchase agreements ...................................................... 45,294,985
Value - Unaffiliated issuers .................................................................. $34,056,770
Value - Unaffiliated repurchase agreements ...................................................... 45,294,985
Receivables:
Capital shares sold ........................................................................ 133,989
Dividends and interest ..................................................................... 113,366
Prepaid expenses .......................................................................... 34,457
Other assets .............................................................................. 74
Total assets .......................................................................... 79,633,641
Liabilities:
Payables:
Capital shares redeemed ................................................................... 176,145
Management fees ......................................................................... 17,475
Administrative fees ........................................................................ 662
Distribution fees .......................................................................... 8,187
Transfer agent fees ........................................................................ 9,637
Reports to shareholders fees ................................................................ 17,742
Professional fees ......................................................................... 31,757
Trustees' fees and expenses ................................................................. 54,460
Accrued expenses and other liabilities ........................................................... 329
Total liabilities ......................................................................... 316,394
Net assets, at value ................................................................. $79,317,247
Net assets consist of:
Paid-in capital ............................................................................. $79,310,274
Total distributable earnings (losses) ............................................................. 6,973
Net assets, at value ................................................................. $79,317,247

Putnam Variable Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
December 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam VT
Government
Money Market
Fund
Class IA:
Net assets, at value ....................................................................... $40,959,535
Shares outstanding ........................................................................ 40,954,777
Net asset value per share
a
.................................................................. $1.00
Class IB:
Net assets, at value ....................................................................... $38,357,712
Shares outstanding ........................................................................ 38,355,484
Net asset value per share
a
.................................................................. $1.00
a
Net asset value per share may not recalculate due to rounding.

Putnam Variable Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam VT
Government
Money Market
Fund
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $3,603,048
Expenses:
Management fees (Note 3 a ) ................................................................... 219,272
Administrative fees (Note 3 b ) .................................................................. 1,475
Distribution fees: (Note 3c )
Class IB ................................................................................ 100,317
Transfer agent fees: (Note 3d )
Class IA ................................................................................ 30,774
Class IB ................................................................................ 28,102
Custodian fees (Note 4 ) ...................................................................... 3,012
Reports to shareholders fees .................................................................. 25,675
Professional fees ........................................................................... 42,762
Trustees' fees and expenses (Note 3 e ) ........................................................... 2,670
Other .................................................................................... 10,502
Total expenses ......................................................................... 464,561
Expense reductions (Note 4 ) ............................................................... (351)
Net expenses ......................................................................... 464,210
Net investment income ................................................................ 3,138,838
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 6,972
Net increase (decrease) in net assets resulting from operations .......................................... $3,145,810

Putnam Variable Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam VT Government Money Market Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $3,138,838 $3,743,466
Net realized gain (loss) ................................................. 6,972 —
Net increase (decrease) in net assets resulting from operations ................ 3,145,810 3,743,466
Distributions to shareholders:
Class IA ............................................................ (1,689,323) (2,056,231)
Class IB ............................................................ (1,454,581) (1,683,838)
Total distributions to shareholders .......................................... (3,143,904) (3,740,069)
Capital share transactions: (Note 2 )
Class IA ............................................................ (1,997,624) 1,179,168
Class IB ............................................................ (4,492,682) 5,309,155
Total capital share transactions ............................................ (6,490,306) 6,488,323
Net increase (decrease) in net assets ................................... (6,488,400) 6,491,720
Net assets:
Beginning of year ....................................................... 85,805,647 79,313,927
End of year ........................................................... $79,317,247 $85,805,647

Putnam Variable Trust
Notes to Financial Statements
Putnam VT Government Money Market Fund

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Putnam Variable Trust  (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of twenty separate funds. The Trust follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946.
Putnam VT Government Money Market Fund (Fund) is
included in this report. Shares of the Fund are generally
sold only to insurance company separate accounts to fund
the benefits of variable life insurance policies or variable annuity contracts. The Fund offers two classes of shares:
Class IA and Class IB. Each class of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
Securities are valued at amortized cost, which approximates
fair value. Amortized cost is an income-based approach
which involves valuing an instrument at its cost and
thereafter assuming a constant amortization to maturity of
any discount or premium. Under compliance policies and
procedures approved by the Trust's Board of Trustees (the
Board), the Board has designated the Fund's investment
manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted
by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee
(VC).
b. Repurchase Agreements
The Fund enters into repurchase agreements. Repurchase
agreements are accounted for as a loan by the Fund to the
seller, collateralized by securities which are delivered to the
Fund's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102%
of the dollar amount invested by the Fund, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. The Fund may also enter into
joint repurchase agreements whereby its uninvested cash
balance is deposited into a joint cash account with other
funds managed by the investment manager or an affiliate
of the investment manager and is used to invest in one or
more repurchase agreements. The value and face amount
of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. Repurchase agreements
are subject to the terms of Master Repurchase Agreements
(MRAs) with approved counterparties (sellers). The MRAs
contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase
agreements. In the event of default by either the seller or
the Fund, certain MRAs may permit the non-defaulting party
to net and close-out all transactions, if any, traded under
such agreements. The Fund may sell securities it holds as
collateral and apply the proceeds towards the repurchase
price and any other amounts owed by the seller to the Fund
in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. All
repurchase agreements held by the Fund at year end, as
indicated in the Schedule of Investments, had been entered
into on December 31, 2025.
c. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2025, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income

Putnam Variable Trust
Notes to Financial Statements

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Annual Report
Putnam VT Government Money Market Fund
(continued)
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized gains and losses and net investment income,
excluding class specific expenses, are allocated daily to
each class of shares based upon the relative proportion
of net assets of each class. Differences in per share
distributions by class are generally due to differences in
class specific expenses.
Net investment income, excluding class specific expenses,
is allocated daily to each class of shares based upon the
relative value of the settled shares of each class. Realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each
class. Differences in per share distributions by class are
generally due to differences in class specific expenses.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares at $1.00 per share were as follows:
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Class IA Shares:
Shares sold ............................................................ $20,720,522 $24,098,021
Shares issued in reinvestment of distributions ................................... 1,689,005 2,056,231
Shares redeemed ........................................................ (24,407,151) (24,975,084)
Net increase (decrease) ................................................... $(1,997,624) $1,179,168
1. Organization and Significant Accounting Policies
(continued)
d. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Putnam Variable Trust
Notes to Financial Statements

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Annual Report
Putnam VT Government Money Market Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays Advisers a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by
Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the year ended December 31, 2025, the gross effective investment management fee rate was 0.262% of the Fund’s average daily net assets.
Putnam Management retained Advisers as subadvisor for the Fund. Pursuant to the agreement, Advisers provides certain advisory and related services to the Fund. Putnam Management pays a monthly fee to Advisers based on the costs of
Advisers in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Class IB Shares:
Shares sold ............................................................ $5,075,621 $14,642,690
Shares issued in reinvestment of distributions ................................... 1,453,789 1,683,838
Shares redeemed ........................................................ (11,022,092) (11,017,373)
Net increase (decrease) ................................................... $(4,492,682) $5,309,155
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Putnam Investment Management, LLC (Putnam Management) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
Annualized Fee Rate Net Assets
0.440% of the first $5 billion,
0.390% of the next $5 billion,
0.340% of the next $10 billion,
0.290% of the next $10 billion,
0.240% of the next $50 billion,
0.220% of the next $50 billion,
0.210% of the next $100 billion and
0.205% of any excess thereafter.
2. Shares of Beneficial Interest
(continued)

Putnam Variable Trust
Notes to Financial Statements

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Annual Report
Putnam VT Government Money Market Fund
(continued)
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Advisers an allocated amount for the compensation and related expenses of certain officers of the
Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
d. Transfer Agent Fees
PSERV, an affiliate of Advisers, provides investor servicing agent functions to the Fund. PSERV was paid a monthly fee for investor servicing at an annual rate of 0.07% of the Fund’s average daily net assets.
e. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
f. Waiver and Expense Reimbursements
Advisers has contractually agreed, through April 30, 2027, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund’s average net assets over such fiscal year-to-date period.
Maximum % Approved %
Class IB .................................................................. 0.35% 0.25%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Government Money Market Fund
(continued)
Advisers may from time to time voluntarily undertake to waive fees and/or reimburse certain fund expenses in order to enhance the annualized net yield for the fund. Any such waiver or reimbursement would be voluntary and may be modified or discontinued by Advisers at any time without notice. For the reporting period, the fund’s expenses were not reduced as a result of this limit.
4. Expense Offset Arrangement
The Fund has entered into arrangements with PSERV and its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's transfer agent fees and custodian fees, respectively. During the year ended December 31, 2025, the fees were reduced as noted in the Statement of Operations. Effective May 19, 2025, earned credits on custodian fees, if any, are recognized as income.
5. Income Taxes
The tax character of distributions paid during the years ended December 31, 2025 and 2024, was as follows:
At December 31, 2025, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
6. Credit Facility
Effective January 31, 2025, the Fund, together with other U.S. registered and foreign investment funds (collectively,
Borrowers) managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility) which matured on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective January 30, 2026, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 29, 2027, for a total of $2.995 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the reporting period, the Fund did not use the Global Credit
Facility.
Prior to January 31, 2025, the Fund participated, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may have been made for temporary or emergency purposes,
2025 2024
Distributions paid from:
Ordinary income .......................................................... $3,143,904 $3,740,069
Cost of investments .......................................................................... $79,351,755
Distributable earnings:
Undistributed ordinary income ................................................................... $6,972
3. Transactions with Affiliates
(continued)
f. Waiver and Expense Reimbursements
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Government Money Market Fund
(continued)
including the funding of shareholder redemption requests and trade settlements. Interest was charged to the Fund based on the Fund’s borrowings. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating funds and a $75,000 fee was paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit was allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the Fund had no borrowings against these arrangements.
7. Fair Value Measurements
The Portfolio follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Portfolio's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such financial instruments were valued using Level 2 inputs.
At December 31, 2025, all of the Fund's investments in financial instruments carried at fair value were valued using Level 2 inputs.
8. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s Investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized gains or losses. Performance metrics, including expense ratios, are disclosed in the Financial Highlights.
9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
6. Credit Facility
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Government Money Market Fund
(continued)
Abbreviations
Selected Portfolio
FFCB
Federal Farm Credit Banks Funding Corp.
FHLB
Federal Home Loan Banks
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
SOFR
Secured Overnight Financing Rate

Putnam Variable Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Putnam Variable Trust and Shareholders of Putnam VT Government Money Market Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Putnam VT
Government Money Market Fund (one of the funds constituting Putnam Variable Trust, referred to hereafter as the “Fund”)
as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended
December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 19, 2026
We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957.
We have not been able to determine the specific year we began serving as auditor.

Putnam Variable Trust
Tax Information (unaudited)

franklintempleton.com
Annual Report
Putnam VT Government Money Market Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amount, or if subsequently determined to be different, the maximum allowable amount, for the fiscal year ended December 31, 2025:
Pursuant to: Amount Reported
Section 163(j) Interest Earned §163(j) $2,998,098

Putnam Variable Trust

franklintempleton.com
Annual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

38922-AFSOI 02/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Variable Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	February 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	February 25, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	February 25, 2026